Material Related Party Transactions - Schedule of Name of the Related Parties and Relationship with the Company (Details)	6 Months Ended
Jun. 30, 2026
Mr. Ruilin Xu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The Company’s Chief Executive Officer and director, paid certain professional fees or salaries on behalf of the company.
Mr. Dongliang Mao [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The Company’s director, paid certain professional fees on behalf of the Company.
Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	As of June 30, 2026, Mr. Ruilin Xu still holds 37.66% equity interest in Guangzhou Tiancheng Capital Management Group Co., Ltd. (“Tiancheng Capital”).
Infinity worldwide holding., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	The former shareholder entity has not settled the consideration payable under the equity transfer arrangement